Statement of Cash Flows (10-Q) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shares	$ 4,615,901	$ 1,520,491	$ 7,596,575	$ (4,290,247)
Amortization (accretion) of investments	(2,427,818)	60,721	(7,530,201)	136,366
Realized investment (gains) losses, net	(1,659,441)	261,714	640,538	629,528
Unrealized trading gains included in income	(1,357,344)	(767,264)	(1,803,729)	511,339
Amortization of deferred policy acquisition costs	34,346	52,284	90,568	165,944
Amortization of cost of insurance acquired	615,508	662,366	1,324,731	4,176,539
Depreciation	690,710	643,938	1,311,029	1,430,501
Net income attributable to noncontrolling interest	564,265	252,556	786,337	(905,091)
Charges for mortality and administration of universal life and annuity products	(3,724,854)	(3,902,722)	(7,709,727)	(8,042,562)
Interest credited to account balances	2,679,543	2,727,166	5,247,365	5,360,221
Change in accrued investment income	144,647	176,722	(32,226)	268,477
Change in reinsurance receivables	1,547,249	1,287,748	2,265,937	2,126,492
Change in policy liabilities and accruals	(2,357,610)	(1,946,967)	(4,007,032)	(3,454,113)
Change in income taxes receivable/payable	(949,163)	(85,428)	277,669	(1,694,210)
Change in other assets and liabilities, net	4,129,877	(7,476,934)	(1,444,129)	(667,668)
Net cash used in operating activities	2,545,816	(6,533,609)	(2,986,295)	(4,248,484)
Cash flows from investing activities:
Fixed maturities available for sale	126,519,335	12,908,346	24,718,790	105,310,516
Equity securities available for sale	2,891,101	428,309	948,385	46,098,801
Trading securities	79,855,048	102,003,272	163,891,508	10,590,552
Mortgage loans	749,819	9,078,973	16,431,689	16,426,727
Discounted mortgage loans	7,508,210	8,879,953	23,607,100	999,044
Real estate	1,185,911	921,964	2,709,233	1,394,222
Policy loans	1,710,893	1,614,938	3,468,202	3,902,483
Short-term investments	0	700,000	700,000	0
Total proceeds from investments sold and matured	220,420,317	136,535,755	236,474,907	184,722,345
Cost of investments acquired:
Fixed maturities available for sale	(123,967,122)	(16,861,804)	(28,947,923)	(89,132,935)
Equity securities available for sale	(717,600)	(1,014,635)	(1,333,942)	(27,157,177)
Trading securities	(77,390,562)	(113,930,370)	(171,842,107)	(18,829,024)
Mortgage loans	(846)	(1,853,266)	(2,489,523)	(424,858)
Discounted mortgage loans	(8,585,147)	(21,485,112)	(38,323,757)	(35,799,381)
Real estate	(10,625,161)	(799,048)	(1,778,281)	(6,307,090)
Policy loans	(1,647,918)	(1,416,804)	(3,100,615)	(3,616,417)
Total cost of investments acquired	(222,934,356)	(157,361,039)	247,816,148	181,966,882
Purchase of property and equipment	204,475	72,293	(139,291)	(17,403)
Net cash provided by (used in) investing activities	(2,718,514)	(20,897,577)	(11,480,532)	2,904,973
Cash flows from financing activities:
Policyholder contract deposits	3,206,514	3,463,268	6,632,125	7,039,947
Policyholder contract withdrawals	(2,581,770)	(3,196,170)	(6,232,871)	(7,028,841)
Proceeds from notes payable/line of credit	5,380,000	0	7,290,000	2,000,000
Payments of principal on notes payable/line of credit	(2,449,174)	(1,942,233)	(11,320,650)	(3,213,877)
Purchase of treasury stock	(397,433)	(53,779)	(349,675)	(160,904)
Net cash used in financing activities	3,158,137	(1,728,914)	(4,542,564)	(1,159,521)
Net decrease in cash and cash equivalents	2,985,439	(29,160,100)	(19,009,391)	(2,503,032)
Cash and cash equivalents at beginning of period	18,483,452	37,492,843	37,492,843	39,995,875
Cash and cash equivalents at end of period	$ 21,468,891	$ 8,332,743	$ 18,483,452	$ 37,492,843